Acquisition From Related Party (Details Narrative) - USD ($)		12 Months Ended
	May 16, 2014	Mar. 31, 2016	Sep. 30, 2016	Mar. 31, 2015
Accounts payable and accrued liabilities		$ 244,937	$ 307,070	$ 134,007
Percipio Biosciences Inc [Member]
Purchase of assets from related party	$ 50,000
Accounts payable and accrued liabilities		11,950
Senior scientist annual salary		$ 95,000
Percipio Biosciences Inc [Member] | Chief Executive Officer [Member]
Ownership percentage in acquired party held by an officer of the reporting entity	20.00%